OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Restricted cash	$ 4,017	$ 3,833
Security deposits	1,043	2,416
Other	1,072	3,601
Total	$ 6,132	$ 9,850